Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2018
Discloure of Significant Accounting Policies
Description of accounting policy for new accounting pronouncements [text block]
a)	Policies adopted in the period

IFRS
9,
Financial Instruments
("IFRS
9"
):
IFRS
9
(
2014
) introduces new requirements for the classification and measurement of financial assets. Under IFRS
9
(
2014
), financial assets are classified and measured based on the business model in which they are held and the characteristics of their contractual cash flows. The standard introduces additional changes relating to financial liabilities and also amends the impairment model by introducing a new ‘expected credit loss’ model for calculating impairment. IFRS
9
(
2014
) also includes a new general hedge accounting standard which aligns hedge accounting more closely with risk management. The adoption of this policy did not
have a material impact on the financial results as its financial assets are primarily cash and cash equivalents and highly liquid investments, and the Company does not
enter into any hedging activities.

b)	Recent accounting pronouncements not yet adopted:

IFRS
16,
Leases
(“IFRS
16”
)
On
January 13, 2016,
the IASB issued IFRS
16
Leases
. The new standard is effective for annual periods beginning on or after
January 1, 2019.
IFRS
16
will replace IAS
17
Leases. This standard introduces a single lessee accounting model and requires a lessee to recognize assets and liabilities for all leases with a term of more than
12
months, unless the underlying asset is of low value. The extent of the impact of adoption of the standard has not
yet been determined.